Basis of Preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Change in classification [Member]
Basis of Preparation (Details) [Line Items]
Other comprehensive income	€ 37.3	€ 21.8